Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization and Business
1.	Organization and Business
On September 9, 2021, Osprey Technology Acquisition Corp. (“Osprey”)

consummated the previously announced merger (the “Merger”) with BlackSky Holdings, Inc. (f/k/a Spaceflight Industries, Inc.), a Delaware corporation (“Legacy BlackSky”), pursuant to the agreement and plan of merger, dated February 17, 2021, by and among Osprey, Osprey Technology Merger Sub, Inc., a direct, wholly owned subsidiary of Osprey, and Legacy BlackSky. Immediately following the Merger, Osprey changed its name to BlackSky Technology Inc. (“BlackSky” or the “Company”). Legacy BlackSky survived the Merger and is now a wholly owned subsidiary of BlackSky. As a special purpose acquisition corporation, Osprey had no pre-Merger
operations other than to identify and consummate a merger. Therefore, BlackSky’s operations post-Merger are attributable to those of Legacy BlackSky and its subsidiaries, and references to “BlackSky” or the “Company” should be read to include BlackSky’s wholly owned subsidiaries. References in this report to Company actions, assets/liabilities, or contracts may be references to actions taken, assets/liabilities held, or contracts entered into by one or more current Company subsidiaries; however, the Company has distinguished between actions taken by Legacy BlackSky or Osprey for certain time based, historical transactions.
BlackSky, headquartered in Herndon, Virginia, is a leading provider of real-time geospatial intelligence, imagery and related data analytic products and services, and mission systems. The Company monitors activities and facilities worldwide by leveraging its own small satellite constellation and harnessing the world’s expanding sensor networks. BlackSky processes millions of observations daily in its propriety geospatial data and analytics platform (the “Platform”), which supports data from satellites in space, air sensors, environmental sensors, asset tracking sensors, industrial internet-of-things
(“IoT”) connected devices, internet-enabled narrative sources, and a variety of additional geotemporal data feeds. The Company monitors for economic and pattern-of-life
anomalies to produce alerts and enhance situational awareness for government and commercial customers worldwide. BlackSky’s monitoring service is powered by industry leading computing techniques including machine learning and artificial intelligence. Through the Platform, customers access global, real-time awareness monitoring solutions. The Platform itself requires basic online infrastructure with little or no setup.
As of September 30, 2021, BlackSky had six satellites in commercial operation. BlackSky has two primary operating subsidiaries, BlackSky Global LLC and BlackSky Geospatial Solutions, Inc. The Company also owns fifty percent of LeoStella LLC (“LeoStella”), its joint venture with Thales Alenia Space US Investment LLC (“Thales”). LeoStella is a vertically-integrated small satellite design and manufacturer based in Tukwila, Washington, from which the Company procures satellites to operate its business. The Company accounts for LeoStella and
X-Bow
Launch Systems Inc.
(“X-Bow”),
a space technology company specializing in additive manufacturing of solid rocket motors of which BlackSky owns approximately 17.9%. as equity method investments (Note 7)
Prior to the Merger, Legacy BlackSky owned a division called Spaceflight, Inc. (“Spaceflight”), a Delaware corporation based in Seattle, Washington, that provided small satellite launch brokerage services to customers. On June 12, 2020, BlackSky sold 100% of its equity interests in Spaceflight to M&Y Space Co. Ltd. (“M&Y Space”) for a final purchase price of $31.6 million. Spaceflight’s financial results were material to the Company’s financial results and, as such, are reported as discontinued operations in the unaudited condensed consolidated statements of operations and comprehensive loss (Note 8).

1.	Organization and Business
On September 9, 2021, Osprey consummated the previously announced merger (the “Merger”) with BlackSky Holdings, Inc. (f/k/a Spaceflight Industries, Inc. and with its subsidiaries hereinafter referred to as “Legacy BlackSky” for periods prior the Merger), pursuant to that certain Agreement and Plan of Merger dated February 17, 2021, by and among Osprey, Osprey Technology Merger Sub, Inc., a direct, wholly owned subsidiary of Osprey, and Legacy BlackSky. Immediately following the Merger, Osprey changed its name to BlackSky Technology Inc. (“BlackSky” or the “Company”). Legacy BlackSky survived the Merger and is now a wholly owned subsidiary of BlackSky. References to “BlackSky” or the “Company” should be read to include BlackSky’s wholly owned subsidiaries.
BlackSky Technology, Inc. (f/k/a BlackSky Holdings, Inc.)

was incorporated in the State of Delaware on September 24, 2014. The Company is headquartered in Herndon, Virginia and had two operating divisions: the BlackSky Division and, prior to June 12, 2020, Spaceflight, Inc. (the “Launch Division”). The BlackSky Division is composed of the Company’s other operating entities, BlackSky Global LLC and BlackSky Geospatial Solutions, Inc. BlackSky also owns a portion of the equity method investment
X-Bow
Launch Systems Inc.
(“X-Bow”)
and LeoStella, LLC (“LeoStella”), its joint venture with Thales Alenia Space US Investment LLC (“Thales”). On June 12, 2020, the Company completed the sale of 100% of its equity interests in the Launch Division to M&Y Space Co. Ltd. (“M&Y Space”), as discussed further below.
The BlackSky Division
The BlackSky Division is a leading provider of geospatial intelligence, imagery and related data analytic products and services and mission systems. The Company monitors activities and facilities worldwide by leveraging its proprietary small satellite constellation and harnessing the world’s expanding sensor networks. The Company’s on-demand
constellation of satellites can image a location multiple times throughout the day, and the Company processes millions of observations from its satellites in space, air sensors, environmental sensors, asset tracking sensors, industrial internet-of-things
(“IoT”) connected devices, and internet-enabled narrative sources. The Company monitors for pattern-of-life
anomalies to produce alerts and enhance situational awareness for government and commercial customers worldwide. The Company’s monitoring service is powered by cutting-edge computing techniques—including machine learning, artificial intelligence, computer vision, and natural language processing. The Company’s global monitoring service is available via a simple subscription and requires no specialized technological infrastructure or setup.
The Company is a first mover in Earth observation, leveraging the performance and economics of its innovative small satellite constellation to deliver high revisit global monitoring solutions. The Company’s artificial intelligence/machine learning powered analytics platform derives unique insights from its constellation, as well as a variety of space, IoT, and terrestrial based sensors and data feeds. The Company has developed a fully-integrated, proprietary technology stack that includes its constellation of high-resolution small satellites that monitor global events and activities at high revisit rates, an artificial intelligence and machine learning enabled software platform that translates data into actionable insights, a proprietary database that continually captures information on global changes, and an application layer that delivers on-demand
solutions directly to its customers.
In 2017, BlackSky and
X-Bow
entered into a Stock Subscription and Technology Transfer Agreement. Under the agreement,
X-Bow
issued 13.5 million of its own shares to BlackSky; in exchange, BlackSky irrevocably assigned and transferred certain intellectual property rights to
X-Bow.
As of December 31, 2020, BlackSky has a 20.6% ownership interest in
X-Bow
(Note 6).

In 2018, BlackSky and Thales formed a joint venture named LeoStella, LLC, a vertically-integrated small satellite design and manufacturer based in Tukwila, Washington, from which the Company procures satellites to operate its business. BlackSky and Thales each own 50% of LeoStella (Note 6).
As of December 31, 2020, the Company’s had five satellites in commercial operations. Ultimately, the Company seeks to establish a constellation of 30 high-resolution, multi-spectral satellites capable of monitoring targeted locations on Earth every 30 minutes, day or night.
The Launch Division
The Launch Division was based in Seattle, Washington and provided small satellite launch brokerage services to customers that manifest, certify, and integrate auxiliary payloads onto a single launch vehicle. The Launch Division leveraged its extensive relationships in the commercial launch market and provided satellite launch brokerage services for its customers based on specific launch time frames, orbital parameters, payloads, and compatible launch vehicles. The Launch Division specialized in the launch of small satellites with masses between 1 kg and 300 kg into low earth orbit.
As part of the Company’s strategy to focus on the BlackSky Division, the Company executed a stock purchase agreement (“2020 SPA”) in January 2020 to divest its ownership of the Launch Division. On June 12, 2020, the Company completed the sale of 100% of its equity interests in Launch to M&Y Space under the previously executed 2020 SPA, for a final purchase price of $31.6 million. The Launch Division’s financial results are material to the Company’s financial results and, as such, are reported as discontinued operations (Note 7).